LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Prepayments Deposits And Other Assets [Abstract]
Summary Of Long-term prepayments, deposits and other assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2022	2021
Other long-term assets	$16,824	$108,494
Less: accumulated amortization	(4,309)	(89,017)

Other long-term assets, net	12,515	19,477
Long-term prepayments	29,250	23,644
Advance payments and deposits for acquisition of property and equipment	1,645	21,651
Other deposits and other	4,582	4,463
Deferred financing costs, net	333	389

Long-term prepayments, deposits and other assets	$48,325	$69,624